Certnys

1-38127

NYSE

17010389

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

June 22, 2017

Received SEC
JUN 2 2 2017
Washington, DC 20549

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The NYSE MKT certifies its approval for listing and registration of the Common Shares, par value $0.001 per share of FOUR SPRINGS CAPITAL TRUST, under the Exchange Act of 1934.

Sincerely,

Silvio Conte